Discontinued Operations and Disposal Groups	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure
12. DISCONTINUED OPERATIONS
As discussed in Note 1, Basis of Presentation, the Company transferred ownership of all of Romeo's right, title and interest in and to all of its tangible and intangible assets, subject to certain agreed upon exclusions, to the Assignee during the second quarter of 2023. The Assignment of Romeo represents a strategic shift and met the criteria for classification as a discontinued operation as of the second quarter of 2023.
As of December 31, 2022, the assets and liabilities of Romeo subject to assignment for the benefit of creditors have been reclassified as assets subject to assignment for the benefit of creditors and liabilities subject to assignment for the benefit of creditors on the Company's consolidated balance sheets and consisted of the following:

December 31, 2022
Assets:
Current assets
Cash and cash equivalents	$7,555
Accounts receivable, net	262
Inventory	11,327
Prepaid expenses and other current assets	9,881
Total current assets subject to assignment for the benefit of creditors	29,025
Non-current assets
Restricted cash and cash equivalents, non-current	1,500
Property, plant and equipment, net	19,221
Intangible assets, net	621
Investments in affiliates	10,000
Prepayment - Long-term Supply Agreement	44,835
Other assets	23,948
Total non-current assets subject to assignment for the benefit of creditors	100,125
Total assets subject to assignment for the benefit of creditors	$129,150

Liabilities:
Current liabilities
Accounts payable	$24,672
Accrued expenses and other current liabilities	22,991
Debt and finance lease liabilities, current	1,439
Total current liabilities subject to assignment for the benefit of creditors	49,102
Long-term liabilities
Long-term debt and finance lease liabilities, net of current portion	1,499
Operating lease liabilities	22,132
Warrant liability	40
Total long-term liabilities subject to assignment for the benefit of creditors	23,671
Total liabilities subject to assignment for the benefit of creditors	$72,773

Additionally, for the year ended December 31, 2022, the results of operations for Romeo were reclassified to net loss from discontinued operations from the Romeo Acquisition date. The following represents the major components of net loss from discontinued operations presented in the consolidated statements of operations:

Year Ended December 31,
2022
Revenues	$1,100
Cost of revenues	19,888
Gross loss	(18,788)
Operating expenses:
Research and development	3,287
Selling, general and administrative	23,968
Loss on supplier deposits	—
Total operating expenses	27,255
Loss from operations	(46,043)
Other income (expense), net
Interest expense, net	(28)
Revaluation of warrant liability	(29)
Loss from discontinued operations	$(46,100)
The amounts described in other notes within these consolidated financial statements have been updated to reflect the amounts applicable to continuing operations, unless otherwise noted.